Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Share-based Compensation [Abstract]
Summary of Allocation of Share-based Compensation Expenses

The table below sets forth the allocation of share-based compensation expenses:

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Cost of revenues	1,645	2,359	784
Sales and marketing expenses	6,071	1,183	3,275
Research and development expenses	8,020	8,712	18,763
General and administrative expenses	15,061	10,342	11,868
Total	30,797	22,596	34,690

Schedule of Share-based Payment Award Stock Options Valuation Assumptions	The fair value of each option granted for the year ended December 31, 2023 is estimated on the date of grant using the following assumptions, and no option granted for the years ended December 31, 2024 and 2025.

For the year ended December 31,
2023
Expected volatility	96.30%
Expected dividends yield	0%
Risk-free interest rate	3.42%
Expected term (in years)	6
Fair value of underlying ordinary share (US$)	4.94-7.69

Schedule of Share-based Compensation Stock Option Activities

The following table presents a summary of the Company’s option activities for the years ended December 31, 2023, 2024 and 2025:

	Number of options	Weighted average exercise price per share	Weighted average remaining contractual life	Aggregate intrinsic value
	(in thousands)	US$	Years	US$
Outstanding as of January 1, 2023	4,561	3.58	2.74	8,188
Granted	78	4.50
Exercised	(355)	3.48
Forfeited	(478)	4.27
Outstanding as of December 31, 2023	3,806	3.53	2.00	2,205
Granted	—	—
Exercised	(662)	3.58
Forfeited	(288)	4.31
Outstanding as of December 31, 2024	2,856	3.44	1.57	11,323
Granted	—	—
Exercised	(802)	3.65
Forfeited	(64)	4.25
Outstanding as of December 31, 2025	1,990	3.32	1.28	13,450
Vested and exercisable as of December 31, 2024	2,369	3.23	1.38	9,868
Vested and exercisable as of December 31, 2025	1,785	3.19	1.22	12,307

Schedule of Share-based Compensation Stock RSU Award Activities

The following table presents a summary of the Company’s RSU award activities for the years ended December 31, 2023, 2024 and 2025:

	Number of RSUs	Weighted average grant date fair value
	(in thousands)	US$
Outstanding as of January 1, 2023	—	—
Granted	411	5.96
Vested	(1)	4.06
Forfeited	(39)	5.97
Outstanding as of December 31, 2023	371	5.96
Granted	393	4.14
Vested	(122)	5.96
Forfeited	(106)	5.49
Outstanding as of December 31, 2024	536	4.72
Granted	651	9.20
Vested	(281)	5.71
Forfeited	(50)	5.59
Outstanding as of December 31, 2025	856	7.75